Cash And Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Cash at banks	$ 29,917	$ 27,864
Short-term deposits	4,508	3,013
Total cash and cash equivalents	$ 34,425	$ 30,877	$ 2,551	$ 9,152